SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 12b-25

Commission File Number: 0-17840

NOTIFICATION OF LATE FILING

           (Check One):              Form 10-K               Form 20-F               Form 11-K        X      Form 10-Q

         Form N–SAR

           For Period Ended:     March 31, 2003

Transition Report on Form 10-K	Transition Report on Form 10-Q
Transition Report on Form 20-F	Transition Report on Form N-SAR
Transition Report on Form 11-K

          For the Transition Period Ended:

        Read attached instruction sheet before preparing form. Please print or type.

        Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

        If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I
REGISTRANT INFORMATION

Full name of registrant       New Horizons Worldwide, Inc.

Former name if applicable

Address of principal executive office (Street and number)

     1900 S. State College Boulevard, Suite 200

City, state and zip code       Anaheim, California   92806

PART II
RULE 12b-25 (b) AND (c)

        If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

X	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
X	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

        State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period. (Attach extra sheets if needed.)

        The Company has requested this extension to enable its recently engaged independent auditors to complete their review of the Company’s interim financial information, in accordance with Statement on Auditing Standards No. 100 Interim Financial Information, to be included in the Company’s Form 10-Q for the quarterly period ended March 31, 2003. As disclosed in Amendment No. 2 to the Company’s Current Report on Form 8-K filed on May 8, 2003, the Company engaged Grant Thornton LLP as the Company’s new independent accountants, effective May 5, 2003. The delay in preparing the financial statements and completing the review could not be eliminated without unreasonable effort or expense.

PART IV
OTHER INFORMATION

    (1)        Name and telephone number of person to contact in regard to this notification

Robert S. McMillan	(714)	940-8001

(Name)	(Area code)	(Telephone Number)

    (2)        Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

   X    Yes         No

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    (3)        Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

       Yes     X    No

        If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                           New Horizons Worldwide, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date May 15, 2003	By /s/ Robert S. McMillan
Robert S. McMillan, Vice President, Treasurer, & Chief Financial Officer

        Instruction.         The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

        Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C.1001).

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